COMMITMENTS (Details Narrative) - Naturalshrimp Incorporated [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Apr. 30, 2022	Nov. 15, 2021
Settlement amount		$ 12,000
Shares issued during settlement				93,000,000
Fair value of stock issued				$ 29,388,000
Common share value				$ 0.316
Stock payable		28,494,706
Reclassified stock payable		$ 9,415,950
Forecast [Member]
Reclassified stock payable			$ 60,841,649
April 1, 2015 [Member]
Annual salary	$ 96,000	$ 96,000
Employment agreement description	The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary	The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.